ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of accrued expenses
Accrued expenses consisted of the following:

	September 30, 2016	December 31, 2015
Inventory-related accruals	$845,772	$548,800
Inventory supply and intermediation arrangements	245,983	252,380
Renewable energy credit and emissions obligations	106,366	19,472
Accrued transportation costs	96,479	91,546
Excise and sales tax payable	70,871	34,129
Accrued utilities	39,390	25,192
Accrued interest	31,838	22,313
Accrued salaries and benefits	14,434	61,011
Accrued construction in progress	14,203	7,400
Customer deposits	12,871	20,395
Environmental liabilities	9,525	—
Other	33,756	34,797
Total accrued expenses	$1,521,488	$1,117,435

Accrued expenses consisted of the following:

	December 31, 2015	December 31, 2014
Inventory-related accruals	$548,800	$588,297
Inventory supply and intermediation arrangements	252,380	253,549
Accrued transportation costs	91,546	59,959
Accrued salaries and benefits	61,011	55,993
Excise and sales tax payable	34,129	40,444
Accrued construction in progress	7,400	31,452
Customer deposits	20,395	24,659
Accrued interest	22,313	22,946
Accrued utilities	25,192	22,337
Renewable energy credit obligations	19,472	286
Other	34,797	30,048
	$1,117,435	$1,129,970